Commitments and Contingencies - Additional Information (Detail)			12 Months Ended
	Aug. 07, 2015 defendant	May 04, 2015 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Loss Contingencies [Line Items]
Total net rent expense				$ 20,800,000	$ 22,100,000
Total net rent expense			$ 20,400,000
Total sublease income				1,000,000.0	$ 500,000
Total sublease income			$ 1,400,000
Machado
Loss Contingencies [Line Items]
Disclosure of customer payment threshold		$ 500
Loss contingency accrual				5,800,000
McGee vs Constant Contact
Loss Contingencies [Line Items]
Loss contingency accrual				$ 1,500,000
Constant Contact, Inc. | McGee vs Constant Contact
Loss Contingencies [Line Items]
Number of defendants | defendant	2